CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 19,630	$ 1,283
Restricted cash	14,457	13,091
Accounts receivable	474	430
Short term investments	0	1,436
Prepaid expenses and other current assets	2,196	2,868
Inventory	704	991
Amounts due from related parties	764	688
Amount due from subsidiary held for sale	2,255	0
Assets of discontinued operations - current	48,467	51,985
Total current assets	88,947	72,772
Property and equipment, net	439	698
Intangible assets, net	325	708
Goodwill	124	124
Long-term investments	53,641	13,454
Amounts due from related parties - non-current	67,985	131,758
Right-of-use assets	2,135	3,254
Restricted cash - non-current	0	358
Other non-current assets	77	680
Assets of discontinued operations - non-current	0	2,405
TOTAL ASSETS	213,673	226,211
Current liabilities:
Accounts payable	951	1,271
Short-term debt	11,400	14,447
Accrued expenses and other current liabilities	10,819	13,875
Operating lease liabilities - current	1,409	1,051
Payable to investors	15	14
Amounts due to related parties	697	774
Deferred revenue	602	750
Income tax payable	13,841	14,735
Contingent consideration	407	204
Liabilities of discontinued operations - current	40,962	51,049
Total current liabilities	81,103	98,170
Long-term liabilities:
Long-term debt	1,585	0
Operating lease liabilities - non-current	589	1,170
Long-term contingent consideration	1,652	828
Liabilities of discontinued operations- non-current	0	810
Total non-current liabilities	3,826	2,808
TOTAL LIABILITIES	84,929	100,978
Equity:
Additional paid-in capital	741,130	720,513
Accumulated deficit	(634,054)	(614,834)
Statutory reserves	6,712	6,712
Accumulated other comprehensive loss	(9,706)	(9,334)
Total Renren lnc. shareholders' equity	105,157	104,113
Noncontrolling interest	23,587	21,120
Total equity	128,744	125,233
TOTAL LIABILITIES AND EQUITY	213,673	226,211
Class A ordinary shares
Equity:
Ordinary shares	770	751
Class B ordinary shares
Equity:
Ordinary shares	$ 305	$ 305